Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2	$ 1	$ 7	$ 6
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance cycle covered by award			3 years